SUMMARY OF CRITICAL ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of June 30, 2013 and 2012, as they would be anti-dilutive:

	Six months ended June 30,
	2013	2012
Shares underlying options outstanding	5,961,641	4,433,528
Shares underlying warrants outstanding	8,089,520	8,390,953
Shares underlying convertible notes outstanding	257,072	248,252
	14,308,233	13,072,733

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2012 and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2012	2011
Shares underlying options outstanding	4,674,628	3,646,870
Shares underlying warrants outstanding	8,513,984	8,715,289
Shares underlying convertible notes outstanding	252,698	243,854

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The table below summarizes the fair values of our financial liabilities as of June 30, 2013 (in thousands):

	Fair Value at June 30,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3

Warrant derivative liability	$355	$-	$-	$355

The table below summarizes the fair values of our financial liabilities as of December 31, 2012 and 2011 (in thousands):

	Fair Value at December 31,	Fair Value Measurement Using
	2012	Level 1	Level 2	Level 3

Warrant derivative liability	$1,176	$—	$—	$1,176

	Fair Value at December 31,	Fair Value Measurement Using
	2011	Level 1	Level 2	Level 3

Warrant derivative liability	$1,734	$—	$—	$1,734

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

2013
Balance at beginning of year	$1,176
Gain on change in fair value of warrant liability	(766)
Reclassification to equity upon exercise of warrants	(55)
Balance at end of period	$355

The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2012	2011
Balance at beginning of year	$1,734	$2,314
Loss (gain) on change in fair value of warrant liability	50	(580)
Reclassification to equity upon exercise of warrants	(608)	-
Balance at end of period	$1,176	$1,734